SHARE-BASED COMPENSATION (Schedule of Parameters Used in Valuing Fair Value of Options) (Details) - Options [Member] - $ / shares		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Black-Scholes-Merton option-pricing model assumptions:
Expected volatility, minimum	[1]	98.00%	104.00%	58.00%
Expected volatility, maximum	[1]	103.00%	108.00%	60.00%
Risk-free rate, minimum		1.59%	2.67%	1.90%
Risk-free rate, maximum		2.30%	3.15%	2.20%
Dividend yield		0.00%	0.00%	0.00%
Expected term		5 years 10 months 17 days
Minimum [Member]
Black-Scholes-Merton option-pricing model assumptions:
Expected term			5 years 6 months	5 years 6 months
Share price		$ 1.52	$ 3.24	$ 15.96
Maximum [Member]
Black-Scholes-Merton option-pricing model assumptions:
Expected term			7 years	7 years
Share price		$ 2.52	$ 9.07	$ 26.40

[1]	In the years ended December 31, 2019 and 2018, expected volatility was calculated based upon actual historical stock price movements over the most recent periods ending on the grant date, equal to the expected term of the options. In the year ended December 31, 2017, due to lack of history of trading, expected volatility was calculated based on certain peer companies that the Company considered to be comparable.